Average Annual Total Returns (American Asset Allocation Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Combined Index
Average Annual Total Returns
One Year	12.13%
Five Year	4.08%
Ten Year	3.53%
Series I, American Asset Allocation Trust
Average Annual Total Returns
One Year	12.06%
Five Year	3.50%
Ten Year	4.31%
Date of Inception	Apr. 28, 2008
Series II, American Asset Allocation Trust
Average Annual Total Returns
One Year	11.90%
Five Year	3.20%
Ten Year	3.77%
Date of Inception	May 01, 2007
Series III, American Asset Allocation Trust
Average Annual Total Returns
One Year	12.54%
Five Year	3.81%
Ten Year	4.46%
Date of Inception	Jan. 02, 2008